Prepayment and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Prepayments and Other Current Assets [Abstract]
Procurement advance		¥ 168,240	¥ 165,270
Nonemployee share-based payments		268,668
Others		11	109
Less: provisions for prepayment and other current assets		(165,270)
Total prepayment and other current assets, net	$ 40,036	¥ 271,649	¥ 165,379